Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Interest rate swap contracts [Member] Interest_Rate_Swaps	Mar. 31, 2014 Interest rate swap contracts [Member] Derivatives not accounted for as hedges [Member]	Mar. 31, 2013 Interest rate swap contracts [Member] Derivatives not accounted for as hedges [Member]	Oct. 31, 2013 Interest rate swap contracts [Member] Contact One [Member]	Dec. 31, 2013 Interest rate swap contracts [Member] Contract Two [Member]	Dec. 31, 2013 Interest rate swap contracts [Member] Contract Three [Member]	Mar. 31, 2014 Foreign currency forward contracts [Member]	Mar. 31, 2014 Foreign currency forward contracts [Member] Cash flow hedging [Member]	Mar. 31, 2014 Foreign currency forward contracts [Member] Derivatives not accounted for as hedges [Member]	Mar. 31, 2013 Foreign currency forward contracts [Member] Derivatives not accounted for as hedges [Member]
Fair Value Disclosures [Line Items]
Debt outstanding	$ 0
Notional amount of interest rate swap contracts	258.7	25.0	100.0	125.0	25.0	50.0	25.0	25.0			124.0
Number of additional interest rate swap contracts entered during the year			3
Derivative term of contract						5 years	6 years	4 years
Derivative fixed interest rate						2.00%	2.30%	1.50%
Derivative weighted average fixed interest rate	2.10%
Weighted average remaining life of contracts	4 years 6 months
Interest rate swap contracts included in Accounts Payable	0.5	1.3
Unrealised gain on interest rate swap contracts	0.8	1.8
Realised loss on settlements of interest rate swap contracts	0.6	2.1
Derivative forward start date						Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2014
Estimated fair value associated with foreign currency forward contracts									0.5
Cumulative unrealised gains arising from changes in the fair value of foreign currency forward contracts designated as a cash flow hedging arrangement										0.9
Maximum term of forecasted transaction									1 year 1 month 6 days		1 year 1 month 6 days
Amounts reclassified from accumulated other comprehensive income									0
Fair value of derivative assets	$ 2.3										$ 1.8